Filed with the Securities and Exchange Commission on May 14, 2012

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 58	☒

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (302) 791-1851

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE  19809

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b)

☒                                  on May 18, 2012 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒                                  This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (“Amendment No. 54”) for FundVantage Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 1, 2012 to register a new series of the Registrant.  This Post-Effective Amendment No. 56 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 18, 2012 as the new date upon which Amendment No. 54 shall become effective. This Post-Effective Amendment No. 56 incorporates by reference Parts A, B and C contained in Amendment No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 14th day of May 2012.

FUNDVANTAGE TRUST

By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	May 14, 2012
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	May 14, 2012
Iqbal Mansur

/s/ Nancy B. Wolcott*	Trustee	May 14, 2012
Nancy B. Wolcott

/s/ Donald J. Puglisi*	Trustee	May 14, 2012
Donald J. Puglisi

/s/ Stephen M. Wynne*	Trustee	May 14, 2012
Stephen M. Wynne

/s/ James Shaw	Treasurer and CFO	May 14, 2012
James Shaw

/s/ Joel Weiss	President and CEO	May 14, 2012
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact